Short-Term Invstments (Tables)	6 Months Ended
Mar. 31, 2026
Short-Term Invstments [Abstract]
Schedule of Short-Term Investments	The movement of short-term investments is as follows:
	As of
	March 31, 2026	September 30, 2025
	(Unaudited)
Beginning balance	$-	$-
Add: purchase bond from HSBC	1,490,203	-
Ending balance	$1,490,203	$-